Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories

	December 31, 2019	December 31, 2018
Finished products	2,604	2,797
Work in progress	767	690
Consumable inventory	903	956
Total	4,274	4,443

Schedule of provision (reversal) for net realizable value

	Year ended December 31
	2019	2018	2017
Provision (reversal) for net realizable value	24	(4)	86